Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Loss Per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended March 31, 2017, 2018 and 2019 as follows:

	Year ended March 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net loss	(939,137)	(558,169)	(486,275)
Accretion on convertible redeemable preferred shares	(601,902)	(688,240)	(509,904)
Deemed dividends to preferred shareholders	—	—	(89,076)
Net loss attributable to ordinary shareholders-Basic and Diluted	(1,541,039)	(1,246,409)	(1,085,255)
Denominator:
Weighted average number of ordinary shares -basic and diluted	555,729,818	550,793,455	1,247,998,533
Basic and diluted loss per share	(2.77)	(2.26)	(0.87)

Schedule of Computation of Potentially Anti-Dilutive Securities

The following ordinary share equivalents were excluded from the computation of diluted net loss per share for the periods presented to eliminate any anti-dilutive effect:

	Year ended March 31,
	2017	2018	2019
Preferred Shares outstanding	1,662,179,444	1,667,342,650	—
Convertible Redeemable Class B ordinary shares	90,491,694	90,491,694	—
Share options and RSUs	116,596,800	152,905,974	99,267,557

Total	1,869,267,938	1,910,740,318	99,267,557